First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
April 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.8%
	Aerospace & Defense – 0.7%
20,630	Raytheon Technologies Corp.	$1,337,030
	Air Freight & Logistics – 4.7%
62,871	CH Robinson Worldwide, Inc.	4,457,554
65,640	Expeditors International of Washington, Inc.	4,700,152
		9,157,706
	Banks – 2.6%
27,584	Bank of America Corp.	663,395
7,662	First Republic Bank	799,070
11,143	M&T Bank Corp.	1,248,907
70,750	Zions Bancorp N.A.	2,236,408
		4,947,780
	Beverages – 4.3%
102,145	Coca-Cola (The) Co.	4,687,434
59,341	Monster Beverage Corp. (a)	3,667,867
		8,355,301
	Biotechnology – 4.5%
48,351	AbbVie, Inc.	3,974,452
22,003	Alexion Pharmaceuticals, Inc. (a)	2,364,663
23,770	Incyte Corp. (a)	2,321,378
		8,660,493
	Building Products – 2.4%
110,796	AO Smith Corp.	4,695,534
	Capital Markets – 0.4%
1,776	MarketAxess Holdings, Inc.	808,098
	Chemicals – 2.8%
26,985	International Flavors & Fragrances, Inc.	3,535,845
10,469	Linde PLC	1,926,191
		5,462,036
	Commercial Services & Supplies – 3.1%
40,823	Copart, Inc. (a)	3,270,331
66,535	Rollins, Inc.	2,661,400
		5,931,731
	Containers & Packaging – 2.5%
43,631	Avery Dennison Corp.	4,816,426
	Diversified Telecommunication Services – 4.5%
129,941	AT&T, Inc.	3,959,302
81,603	Verizon Communications, Inc.	4,688,093
		8,647,395
	Entertainment – 1.1%
5,305	Netflix, Inc. (a)	2,227,304
Shares	Description	Value

	Food & Staples Retailing – 1.8%
63,809	Kroger (The) Co.	$2,017,002
35,606	Walgreens Boots Alliance, Inc.	1,541,384
		3,558,386
	Food Products – 4.2%
37,024	Campbell Soup Co.	1,850,459
66,056	Hormel Foods Corp.	3,094,724
48,526	Kellogg Co.	3,178,453
		8,123,636
	Health Care Equipment & Supplies – 5.4%
27,748	Abbott Laboratories	2,555,313
33,455	Baxter International, Inc.	2,970,135
22,892	STERIS PLC	3,262,110
15,047	Varian Medical Systems, Inc. (a)	1,721,076
		10,508,634
	Health Care Providers & Services – 1.1%
26,147	DaVita, Inc. (a)	2,065,874
	Health Care Technology – 2.4%
68,046	Cerner Corp.	4,721,712
	Hotels, Restaurants & Leisure – 0.5%
12,157	Yum! Brands, Inc.	1,050,730
	Household Durables – 2.3%
20,413	DR Horton, Inc.	963,902
42,941	Garmin Ltd.	3,485,091
		4,448,993
	Household Products – 3.9%
31,614	Church & Dwight Co., Inc.	2,212,664
14,371	Clorox (The) Co.	2,679,329
19,885	Kimberly-Clark Corp.	2,753,675
		7,645,668
	Industrial Conglomerates – 2.5%
31,525	3M Co.	4,789,278
	Insurance – 4.7%
16,448	Aon PLC, Class A	2,840,076
14,225	Cincinnati Financial Corp.	936,005
23,426	Loews Corp.	811,945
24,806	Willis Towers Watson PLC	4,422,662
		9,010,688
	Internet & Direct Marketing Retail – 5.3%
2,104	Amazon.com, Inc. (a)	5,205,296
750	Booking Holdings, Inc. (a)	1,110,427

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Internet & Direct Marketing Retail (Continued)
101,526	eBay, Inc.	$4,043,781
		10,359,504
	IT Services – 9.4%
9,767	Accenture PLC, Class A	1,808,751
14,868	Automatic Data Processing, Inc.	2,180,987
20,534	Broadridge Financial Solutions, Inc.	2,381,944
22,683	Gartner, Inc. (a)	2,694,967
35,339	International Business Machines Corp.	4,437,165
17,567	Jack Henry & Associates, Inc.	2,873,083
91,275	Western Union (The) Co.	1,740,614
		18,117,511
	Life Sciences Tools & Services – 5.2%
23,835	Agilent Technologies, Inc.	1,827,191
37,092	PerkinElmer, Inc.	3,357,939
4,153	Thermo Fisher Scientific, Inc.	1,389,926
18,180	Waters Corp. (a)	3,399,660
		9,974,716
	Machinery – 1.5%
17,222	Cummins, Inc.	2,815,797
	Media – 2.4%
2,172	Charter Communications, Inc., Class A (a)	1,075,640
62,313	Omnicom Group, Inc.	3,553,710
		4,629,350
	Multiline Retail – 0.9%
15,731	Target Corp.	1,726,320
	Multi-Utilities – 1.0%
33,610	CMS Energy Corp.	1,918,795
	Pharmaceuticals – 1.9%
9,604	Eli Lilly & Co.	1,485,162
59,255	Pfizer, Inc.	2,273,022
		3,758,184
	Road & Rail – 0.8%
9,901	Union Pacific Corp.	1,582,081
	Semiconductors & Semiconductor Equipment – 0.8%
18,073	Xilinx, Inc.	1,579,580
	Software – 3.4%
205,001	NortonLifeLock, Inc.	4,360,372
40,325	Oracle Corp.	2,136,015
		6,496,387
Shares	Description	Value

	Specialty Retail – 1.4%
18,309	Best Buy Co., Inc.	$1,404,850
13,243	Tractor Supply Co.	1,343,237
		2,748,087
	Trading Companies & Distributors – 1.4%
73,646	Fastenal Co.	2,667,458
	Total Common Stocks	189,344,203
	(Cost $168,840,596)
REAL ESTATE INVESTMENT TRUSTS – 1.4%
	Equity Real Estate Investment Trusts – 1.4%
1,331	Equinix, Inc.	898,691
6,116	Public Storage	1,134,212
2,556	SBA Communications Corp.	741,036
	Total Real Estate Investment Trusts	2,773,939
	(Cost $2,377,308)
	Total Investments – 99.2%	192,118,142
	(Cost $171,217,904) (b)
	Net Other Assets and Liabilities – 0.8%	1,558,465
	Net Assets – 100.0%	$193,676,607

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $22,248,094 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,347,856. The net unrealized appreciation was $20,900,238.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 189,344,203	$ 189,344,203	$ —	$ —
Real Estate Investment Trusts*	2,773,939	2,773,939	—	—
Total Investments	$ 192,118,142	$ 192,118,142	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
April 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 96.6%
	Australia – 3.0%
2,586,783	AusNet Services (b)	$3,154,905
49,940	Woolworths Group Ltd. (b)	1,155,708
		4,310,613
	Bermuda – 0.6%
19,300	Jardine Matheson Holdings Ltd. (b)	845,362
	Cayman Islands – 0.7%
138,609	CK Hutchison Holdings Ltd. (b)	1,027,395
	Denmark – 3.8%
18,623	Coloplast A.S., Class B (b)	2,937,293
38,236	Novo Nordisk A.S., Class B (b)	2,439,075
		5,376,368
	France – 6.6%
10,794	BioMerieux (b)	1,333,641
16,630	Danone S.A. (b)	1,159,062
979	Hermes International (b)	715,718
42,999	JCDecaux S.A. (b)	890,062
4,773	L’Oreal S.A. (b)	1,387,708
8,462	Pernod Ricard S.A. (b)	1,292,111
18,037	Sanofi (b)	1,761,742
45,703	Vivendi S.A. (b)	987,786
		9,527,830
	Germany – 2.5%
33,377	Deutsche Wohnen SE (b)	1,352,709
13,564	Knorr-Bremse AG (b)	1,261,500
22,805	Siemens Healthineers AG (b) (c) (d)	1,003,965
		3,618,174
	Hong Kong – 16.7%
841,930	BOC Hong Kong Holdings Ltd. (b)	2,583,995
295,321	CLP Holdings, Ltd. (b)	3,161,153
681,270	Hang Lung Properties Ltd. (b)	1,457,378
151,820	Hang Seng Bank Ltd. (b)	2,655,340
385,350	Henderson Land Development Co., Ltd. (b)	1,570,536
1,603,251	Hong Kong & China Gas Co., Ltd. (b)	2,873,346
66,910	Hong Kong Exchanges & Clearing Ltd. (b)	2,145,280
496,320	MTR Corp., Ltd. (b)	2,749,776
4,892,560	PCCW Ltd. (b)	2,997,107
125,870	Sun Hung Kai Properties Ltd. (b)	1,721,125
		23,915,036
	Israel – 0.7%
18,358	Azrieli Group Ltd. (b)	1,087,038
	Japan – 30.5%
9,900	ABC-Martk, Inc. (b)	503,105
30,600	Air Water, Inc. (b)	412,540
Shares	Description	Value

	Japan (Continued)
39,300	Ajinomoto Co., Inc. (b)	$699,964
50,500	Amada Co., Ltd. (b)	456,472
21,300	Aozora Bank Ltd. (b)	379,058
38,800	Astellas Pharma, Inc. (b)	641,719
17,100	Benesse Holdings, Inc. (b)	486,964
27,200	Bridgestone Corp. (b)	846,663
32,300	Calbee, Inc. (b)	977,320
56,600	Daicel Corp. (b)	459,447
3,200	Daikin Industries Ltd. (b)	410,659
8,700	Daito Trust Construction Co., Ltd. (b)	827,243
23,600	Denso Corp. (b)	829,581
3,900	Fujitsu Ltd. (b)	378,879
30,600	Honda Motor Co., Ltd. (b)	743,096
70,800	ITOCHU Corp. (b)	1,388,042
15,200	Itochu Techno-Solutions Corp. (b)	464,430
75,300	Japan Post Holdings Co., Ltd. (b)	602,317
37,900	Japan Tobacco, Inc. (b)	705,814
59,100	Kajima Corp. (b)	614,095
25,400	Kamigumi Co., Ltd. (b)	447,179
7,300	Kao Corp. (b)	562,949
1,700	Keyence Corp. (b)	606,921
50,300	Kubota Corp. (b)	624,660
8,500	Kyocera Corp. (b)	454,158
19,000	Kyushu Railway Co. (b)	511,160
7,600	Lawson, Inc. (b)	395,044
115,700	Marubeni Corp. (b)	557,193
23,100	McDonald’s Holdings Co., Japan Ltd. (b)	1,129,494
8,500	MEIJI Holdings Co., Ltd. (b)	590,357
140,000	Mitsubishi Chemical Holdings Corp. (b)	795,704
67,400	Mitsubishi Corp. (b)	1,429,418
61,100	Mitsubishi Electric Corp. (b)	751,814
73,800	Mitsubishi UFJ Lease & Finance Co., Ltd. (b)	352,398
25,600	Mitsui Chemicals, Inc. (b)	502,606
45,200	NGK Insulators Ltd. (b)	591,344
41,100	Nikon Corp. (b)	382,305
8,000	Nippon Express Co., Ltd. (b)	390,737
22,700	Nippon Telegraph & Telephone Corp. (b)	516,962
130,100	Nissan Motor Co., Ltd. (b)	442,833
9,500	Nissin Foods Holdings Co., Ltd. (b)	780,933
35,300	NTT DOCOMO, Inc. (b)	1,040,334
52,800	Obayashi Corp. (b)	461,503
28,300	Ono Pharmaceutical Co., Ltd. (b)	681,812
49,200	Osaka Gas Co., Ltd. (b)	916,193
11,000	Secom Co., Ltd. (b)	915,412
29,300	Sekisui House Ltd. (b)	502,633
260,900	Seven Bank Ltd. (b)	707,251
14,800	Shimadzu Corp. (b)	368,578
6,700	Shimamura Co., Ltd. (b)	422,411

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
87,600	Shimizu Corp. (b)	$672,774
63,100	Softbank Corp. (b)	859,295
25,000	Subaru Corp. (b)	500,362
60,000	Sumitomo Corp. (b)	678,732
72,400	Sumitomo Electric Industries Ltd. (b)	744,884
28,900	Sumitomo Mitsui Financial Group, Inc. (b)	759,990
10,600	Suzuken Co., Ltd. (b)	408,507
16,900	Taisei Corp. (b)	526,808
31,800	Teijin Ltd. (b)	507,138
57,100	Tohoku Electric Power Co., Inc. (b)	537,425
15,200	Tokio Marine Holdings, Inc. (b)	713,119
35,200	Tokyo Gas Co., Ltd. (b)	772,497
49,800	Tokyu Corp. (b)	749,588
12,700	Toyo Suisan Kaisha Ltd. (b)	610,703
14,800	Toyota Industries Corp. (b)	744,938
13,100	Toyota Motor Corp. (b)	809,932
60,700	USS Co., Ltd. (b)	961,176
17,200	Yamazaki Baking Co., Ltd. (b)	304,166
		43,521,738
	Netherlands – 6.1%
7,671	Ferrari N.V. (b)	1,198,942
8,365	Heineken N.V.	711,526
14,421	Koninklijke DSM N.V. (b)	1,767,465
55,553	Koninklijke Philips N.V. (b)	2,421,694
54,936	Unilever N.V. (b)	2,735,775
		8,835,402
	New Zealand – 0.6%
53,452	Fisher & Paykel Healthcare Corp., Ltd. (b)	893,009
	Singapore – 7.1%
1,946,200	Singapore Press Holdings Ltd. (b)	2,089,934
1,583,700	Singapore Telecommunications Ltd. (b)	3,164,609
586,000	UOL Group Ltd. (b)	2,818,466
180,300	Venture Corp Ltd. (b)	2,014,975
		10,087,984
	Spain – 0.9%
50,880	Industria de Diseno Textil S.A. (b)	1,303,159
	Sweden – 2.8%
30,402	Atlas Copco AB, Class A (b)	1,047,789
28,869	Essity AB, Class B (b) (e)	935,164
21,554	ICA Gruppen AB (b)	943,105
18,488	Swedish Match AB (b)	1,142,493
		4,068,551
Shares	Description	Value

	Switzerland – 10.8%
3,302	EMS-Chemie Holding AG (b)	$2,135,312
2,690	Geberit AG (b)	1,202,976
847	Givaudan S.A. (b)	2,840,233
13,295	Kuehne + Nagel International AG (b)	1,901,747
5,942	Lonza Group AG (b)	2,594,667
12,965	Schindler Holding AG (b)	2,788,063
878	SGS S.A. (b)	1,980,506
		15,443,504
	United Kingdom – 3.2%
137,553	BAE Systems PLC (b)	877,373
56,164	GlaxoSmithKline PLC (b)	1,171,727
122,006	HSBC Holdings PLC (b)	627,106
158,982	Pearson PLC (b)	916,793
23,062	Unilever PLC (b)	1,187,513
		4,780,512
	Total Common Stocks	138,641,675
	(Cost $131,357,415)
REAL ESTATE INVESTMENT TRUSTS (a) – 2.2%
	Hong Kong – 1.5%
234,750	Link REIT (b)	2,092,620
	United Kingdom – 0.7%
102,102	Segro PLC (b)	1,070,185
	Total Real Estate Investment Trusts	3,162,805
	(Cost $2,887,480)
	Total Investments – 98.8%	141,804,480
	(Cost $134,244,895) (f)
	Net Other Assets and Liabilities – 1.2%	1,706,817
	Net Assets – 100.0%	$143,511,297

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At April 30, 2020, securities noted as such are valued at $141,092,954 or 98.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,234,716 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,675,131. The net unrealized appreciation was $7,559,585.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$ 8,835,402	$ 711,526	$ 8,123,876	$ —
Other Country Categories*	129,806,273	—	129,806,273	—
Real Estate Investment Trusts*	3,162,805	—	3,162,805	—
Total Investments	$ 141,804,480	$ 711,526	$ 141,092,954	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Japanese Yen	30.7%
Hong Kong Dollar	19.1
Euro	16.4
Swiss Franc	10.9
Singapore Dollar	7.1
British Pound Sterling	4.1
Danish Krone	3.8
Australian Dollar	3.0
Swedish Krona	2.9
Israeli Shekel	0.8
New Zealand Dollar	0.6
United States Dollar	0.6
Total	100.0%

Sector Allocation	% of Total Investments
Industrials	19.6%
Health Care	12.9
Consumer Staples	12.9
Real Estate	9.9
Communication Services	9.5
Consumer Discretionary	9.4
Financials	8.1
Utilities	8.1
Materials	6.6
Information Technology	3.0
Total	100.0%

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments
April 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 96.8%
	Aerospace & Defense – 1.8%
158	National Presto Industries, Inc.	$12,847
1,662	Park Aerospace Corp.	22,121
18	Teledyne Technologies, Inc. (a)	5,862
		40,830
	Air Freight & Logistics – 1.3%
368	Forward Air Corp.	18,989
236	Hub Group, Inc., Class A (a)	11,354
		30,343
	Auto Components – 1.5%
572	Cooper Tire & Rubber Co.	12,121
494	Gentex Corp.	11,974
238	Standard Motor Products, Inc.	9,684
		33,779
	Banks – 8.5%
620	Allegiance Bancshares, Inc.	15,550
1,274	Associated Banc-Corp.	18,014
1,300	Brookline Bancorp, Inc.	13,273
106	City Holding Co.	7,165
118	Commerce Bancshares, Inc.	7,220
504	CVB Financial Corp.	10,476
208	Independent Bank Corp.	15,161
714	National Bank Holdings Corp., Class A	18,978
638	NBT Bancorp, Inc.	21,137
1,010	OFG Bancorp	12,706
498	Old National Bancorp	7,057
774	S&T Bancorp, Inc.	20,673
918	United Bankshares, Inc.	27,503
		194,913
	Beverages – 0.5%
242	National Beverage Corp. (a)	12,156
	Biotechnology – 0.5%
104	United Therapeutics Corp. (a)	11,394
	Building Products – 0.9%
106	Lennox International, Inc.	19,788
	Capital Markets – 1.3%
234	Interactive Brokers Group, Inc., Class A	9,594
412	SEI Investments Co.	20,996
		30,590
	Chemicals – 3.1%
116	Ashland Global Holdings, Inc.	7,156
520	HB Fuller Co.	19,131
218	Innospec, Inc.	15,809
48	NewMarket Corp.	19,749
220	Sensient Technologies Corp.	10,514
		72,359
Shares	Description	Value

	Commercial Services & Supplies – 1.0%
644	Herman Miller, Inc.	$14,516
284	U.S. Ecology, Inc.	9,309
		23,825
	Communications Equipment – 1.9%
510	Ciena Corp. (a)	23,588
564	NETGEAR, Inc. (a)	13,525
156	ViaSat, Inc. (a)	6,614
		43,727
	Construction & Engineering – 1.4%
284	Arcosa, Inc.	10,585
318	Comfort Systems USA, Inc.	10,589
92	Valmont Industries, Inc.	10,786
		31,960
	Containers & Packaging – 2.1%
218	AptarGroup, Inc.	23,343
694	Silgan Holdings, Inc.	23,943
		47,286
	Distributors – 0.3%
28	Pool Corp.	5,926
	Diversified Consumer Services – 2.1%
550	American Public Education, Inc. (a)	14,174
158	Grand Canyon Education, Inc. (a)	13,591
530	Service Corp. International	19,472
		47,237
	Diversified Telecommunication Services – 0.3%
68	Cogent Communications Holdings, Inc.	5,700
	Electric Utilities – 0.3%
242	OGE Energy Corp.	7,628
	Electrical Equipment – 0.6%
306	Encore Wire Corp.	14,009
	Electronic Equipment, Instruments & Components – 4.5%
144	Arrow Electronics, Inc. (a)	9,061
464	Avnet, Inc.	13,929
282	ePlus, Inc. (a)	19,952
476	Jabil, Inc.	13,537
746	Methode Electronics, Inc.	22,395
138	OSI Systems, Inc. (a)	9,988

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
156	SYNNEX Corp.	$13,659
		102,521
	Food & Staples Retailing – 3.1%
794	BJ’s Wholesale Club Holdings, Inc. (a)	20,890
136	Casey’s General Stores, Inc.	20,592
322	PriceSmart, Inc.	20,460
482	Sprouts Farmers Market, Inc. (a)	10,016
		71,958
	Food Products – 5.6%
758	Hain Celestial Group (The), Inc. (a)	19,587
176	Ingredion, Inc.	14,291
178	John B Sanfilippo & Son, Inc.	14,619
162	Lancaster Colony Corp.	21,810
756	Pilgrim’s Pride Corp. (a)	16,632
238	Post Holdings, Inc. (a)	21,860
562	Tootsie Roll Industries, Inc.	19,743
		128,542
	Gas Utilities – 0.7%
416	National Fuel Gas Co.	17,056
	Health Care Equipment & Supplies – 6.6%
288	Cardiovascular Systems, Inc. (a)	12,096
518	Globus Medical, Inc., Class A (a)	24,584
196	Hill-Rom Holdings, Inc.	22,048
74	ICU Medical, Inc. (a)	16,229
580	LeMaitre Vascular, Inc.	16,524
112	Masimo Corp. (a)	23,958
64	Penumbra, Inc. (a)	11,349
136	West Pharmaceutical Services, Inc.	25,739
		152,527
	Health Care Providers & Services – 1.3%
16	Chemed Corp.	6,665
342	Encompass Health Corp.	22,658
		29,323
	Health Care Technology – 1.9%
262	HealthStream, Inc. (a)	5,980
842	HMS Holdings Corp. (a)	24,144
192	Omnicell, Inc. (a)	13,997
		44,121
Shares	Description	Value

	Hotels, Restaurants & Leisure – 1.2%
120	Choice Hotels International, Inc.	$9,006
30	Domino’s Pizza, Inc.	10,858
108	Dunkin’ Brands Group, Inc.	6,787
		26,651
	Household Products – 2.4%
722	Central Garden & Pet Co. (a)	23,783
352	Energizer Holdings, Inc.	13,714
100	WD-40 Co.	17,428
		54,925
	Industrial Conglomerates – 0.2%
44	Carlisle Cos., Inc.	5,322
	Insurance – 2.6%
286	Brown & Brown, Inc.	10,270
70	Hanover Insurance Group (The), Inc.	7,027
338	HCI Group, Inc.	14,078
174	Kemper Corp.	11,696
50	RenaissanceRe Holdings Ltd.	7,301
122	RLI Corp.	8,885
		59,257
	Internet & Direct Marketing Retail – 1.0%
622	Shutterstock, Inc.	23,636
	IT Services – 2.3%
72	CACI International, Inc., Class A (a)	18,010
498	CSG Systems International, Inc.	24,193
432	NIC, Inc.	10,467
		52,670
	Leisure Products – 0.9%
400	Sturm Ruger & Co., Inc.	21,280
	Life Sciences Tools & Services – 3.1%
46	Bio-Rad Laboratories, Inc., Class A (a)	20,244
110	Bio-Techne Corp.	24,750
754	Luminex Corp.	27,182
		72,176
	Machinery – 5.9%
288	Astec Industries, Inc.	11,552
238	Crane Co.	12,959
70	ESCO Technologies, Inc.	5,341
668	Federal Signal Corp.	17,989
248	Graco, Inc.	11,076
226	ITT, Inc.	11,915
294	Oshkosh Corp.	19,854
138	Proto Labs, Inc. (a)	14,019
190	Tennant Co.	11,242

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
292	Toro (The) Co.	$18,633
		134,580
	Marine – 0.5%
198	Kirby Corp. (a)	10,577
	Media – 2.1%
6	Cable One, Inc.	11,477
570	John Wiley & Sons, Inc., Class A	21,404
648	TechTarget, Inc. (a)	15,111
		47,992
	Metals & Mining – 1.2%
366	Compass Minerals International, Inc.	17,993
470	Haynes International, Inc.	10,387
		28,380
	Paper & Forest Products – 1.0%
468	Neenah, Inc.	22,866
	Pharmaceuticals – 2.1%
1,310	Corcept Therapeutics, Inc. (a)	16,585
1,332	Innoviva, Inc. (a)	18,888
488	Phibro Animal Health Corp., Class A	13,034
		48,507
	Professional Services – 2.7%
84	Exponent, Inc.	5,908
102	FTI Consulting, Inc. (a)	12,991
468	Heidrick & Struggles International, Inc.	10,502
512	Korn Ferry	14,761
1,146	TrueBlue, Inc. (a)	17,797
		61,959
	Real Estate Management & Development – 0.7%
144	Jones Lang LaSalle, Inc.	15,204
	Semiconductors & Semiconductor Equipment – 0.7%
988	DSP Group, Inc. (a)	17,043
	Software – 6.7%
416	Bottomline Technologies DE, Inc. (a)	17,318
324	CommVault Systems, Inc. (a)	13,832
194	J2 Global, Inc.	15,644
606	Progress Software Corp.	24,791
240	PTC, Inc. (a)	16,620
442	SPS Commerce, Inc. (a)	24,535
696	Teradata Corp. (a)	17,115
Shares	Description	Value

	Software (Continued)
72	Tyler Technologies, Inc. (a)	$23,090
		152,945
	Specialty Retail – 1.5%
256	AutoNation, Inc. (a)	9,533
242	Murphy USA, Inc. (a)	25,846
		35,379
	Thrifts & Mortgage Finance – 2.0%
1,390	New York Community Bancorp, Inc.	15,096
882	Northfield Bancorp, Inc.	9,940
1,938	Northwest Bancshares, Inc.	20,562
		45,598
	Tobacco – 1.6%
244	Universal Corp.	11,802
2,372	Vector Group Ltd.	25,381
		37,183
	Trading Companies & Distributors – 1.3%
180	MSC Industrial Direct Co., Inc., Class A	10,735
124	Watsco, Inc.	19,963
		30,698
	Total Common Stocks	2,224,326
	(Cost $2,038,235)
REAL ESTATE INVESTMENT TRUSTS – 2.7%
	Equity Real Estate Investment Trusts – 2.7%
184	CoreSite Realty Corp.	22,299
422	Easterly Government Properties, Inc.	11,356
404	Healthcare Realty Trust, Inc.	11,873
712	Independence Realty Trust, Inc.	7,170
110	Life Storage, Inc.	9,635
	Total Real Estate Investment Trusts	62,333
	(Cost $59,730)
	Total Investments – 99.5%	2,286,659
	(Cost $2,097,965) (b)
	Net Other Assets and Liabilities – 0.5%	12,409
	Net Assets – 100.0%	$2,299,068

(a)	Non-income producing security.

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $202,803 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,109. The net unrealized appreciation was $188,694.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,224,326	$ 2,224,326	$ —	$ —
Real Estate Investment Trusts*	62,333	62,333	—	—
Total Investments	$ 2,286,659	$ 2,286,659	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund III
April 30, 2020 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.